GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 129,408	$ 100,564
Finite-Lived Intangible Assets, Accumulated Amortization	40,510	36,012
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	45,256	51,031
Finite-Lived Intangible Assets, Accumulated Amortization	26,911	27,524
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	69,563	39,420
Finite-Lived Intangible Assets, Accumulated Amortization	8,362	4,778
Other
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	14,589	10,113
Finite-Lived Intangible Assets, Accumulated Amortization	$ 5,237	$ 3,710